Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended					9 Months Ended
		Jul. 31, 2019		Apr. 30, 2019		Jul. 31, 2018	Jul. 31, 2019		Jul. 31, 2018
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1]	$ 7,970		$ 7,641		$ 6,781	$ 23,181		$ 19,335
Measured at FVOCI	[1]	378		378		299	1,109		865
Interest income calculated using effective interest method		8,348		8,019		7,080	24,290		20,200
Other	[2]	92		82		51	242		147
Interest income	[3]	8,440	[4]	8,101	[4]	7,131	24,532	[4]	20,347
Measured at amortized cost	[1]	4,055		3,892		3,004	11,658		8,289
Other		415	[4]	350	[4]	256	1,086	[4]	736
Interest expenses		4,066	[4]	3,908	[4]	3,046	11,691	[4]	8,376
Other Financial Liabilities [member]
Disclosure of Interest Income Expense [line items]
Other	[2]	$ 11		$ 16		$ 42	$ 33		$ 87

[1]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[2]	Includes dividend income on equity securities designated at FVOCI.
[3]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $8,348 for the three months ended July 31, 2019 (April 30, 2019 - $8,019; July 31, 2018 - $7,080) and for the nine months ended July 31, 2019 - $24,290 (July 31, 2018 - $20,200).
[4]	The amounts for the periods ended July 31, 2019 and April 30, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).